Acquisitions, Development and Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Separation Benefits

As a result, during 2014, charges for employee separation benefits were recorded by PPL Energy Supply in “Other operation and maintenance” on the Statement of Income and in “Other current liabilities” on the Balance Sheet as follows.

Separation benefits	$16
Number of positions	112